Accrued expenses and other current liabilities (Details)	Dec. 31, 2019
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.80%